Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Parenthetical) (Detail)	Aug. 15, 2018	Aug. 10, 2014
Dermot Entities
Business Acquisition [Line Items]
Business acquisition, equity interests acquired		100.00%
Third Party
Business Acquisition [Line Items]
Business acquisition, equity interests transferred	49.00%